Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments
A summary of the carrying amounts and fair values of the Company's financial instruments at December 31, 2024 and 2023 is as follows:

			December 31, 2024
			Fair Value Measurements
	December 31, 2024		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(dollars in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Cash and due from banks	$23,668	$23,668	$23,668	$—	$—
Federal funds sold and overnight interest-bearing deposits	27,326	27,326	27,326	—	—
Certificates of deposit in other banks	1,000	1,000	1,000	—	—
Other investment securities	5,149	5,149	74	5,075	—
Loans, net	1,444,116	1,380,252	—	—	1,380,252
Accrued interest receivable	8,221	8,221	8,221	—	—
Liabilities:
Deposits:
Non-interest bearing demand	$385,022	$385,022	$385,022	$—	$—
Savings, interest checking and money market	846,339	846,339	846,339	—	—
Time deposits	301,821	300,386	—	—	300,386
FHLB advances and other borrowings	81,525	81,585	—	81,585	—
Subordinated notes	49,486	41,602	—	41,602	—
Accrued interest payable	1,754	1,754	1,754	—	—

			December 31, 2023
			Fair Value Measurements
	December 31, 2023		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(dollars in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Cash and due from banks	$15,675	$15,675	$15,675	$—	$—
Federal funds sold and overnight interest-bearing deposits	77,775	77,775	77,775	—	—
Other investment securities	6,300	6,300	78	6,222	—
Loans, net	1,515,403	1,364,533	—	—	1,364,533
Loans held for sale	3,884	3,884	—	3,884	—
Accrued interest receivable	8,661	8,661	8,661	—	—
Liabilities:
Deposits:
Non-interest bearing demand	$402,241	$402,241	$402,241	$—	$—
Savings, interest checking and money market	846,452	846,452	846,452	—	—
Time deposits	322,151	319,929	—	—	319,929
FHLB advances and other borrowings	107,000	107,245	—	107,245	—
Subordinated notes	49,486	38,939	—	38,939	—
Accrued interest payable	1,772	1,772	1,772	—	—